Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	$ 1,372,684	$ 1,588,588	$ 1,100,153
Liabilities	1,138,470	1,264,340	815,795
Capital	199,121	284,938	261,168
Net income	35,093	39,310	23,190
Santander Corredora de Seguros Limitada [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	31,758	92,541	88,492
Liabilities	13,895	13,093	13,388
Capital	9,576	71,121	69,129
Net income	8,287	8,327	1,975
Santander Corredores de Bolsa Limitada [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	99,325	321,411	98,496
Liabilities	43,087	270,952	51,649
Capital	52,054	46,863	45,396
Net income	4,184	3,596	1,451
Santander Asesorias Financieras Limitada [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	5,023	60,640	54,731
Liabilities	1,442	2,725	1,683
Capital	354	53,082	50,900
Net income	3,227	4,833	2,148
Santander S.A. Sociedad Securitizadora [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	879	1,107	810
Liabilities	345	398	463
Capital	709	857	455
Net income	(175)	(148)	(108)
Klare Corredora de Seguros S.A. [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	1,891	2,153	3,952
Liabilities	3,610	1,440	681
Capital	713	3,272	5,816
Net income	(2,432)	(2,559)	(2,545)
Santander Consumer Chile S.A. [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	923,790	884,701	742,700
Liabilities	806,607	784,146	662,945
Capital	100,555	79,755	60,588
Net income	16,628	20,800	19,167
Santander Gestión de Recaudación y Cobranzas Ltda. [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	11,273	8,037	6,636
Liabilities	2,755	1,049	1,816
Capital	6,988	4,820	4,681
Net income	1,530	2,168	139
Bansa Santander S.A. [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	292,937	213,661	103,927
Liabilities	264,601	189,411	82,917
Capital	24,249	21,011	19,914
Net income	4,087	3,239	1,096
Multiplica Spa [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	3,518	4,337	4,409
Liabilities	989	1,126	253
Capital	3,211	4,157	4,289
Net income	(682)	(946)	(133)
PagoNXT Trade Chile SpA [Member]
Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	2,290
Liabilities	1,139
Capital	712
Net income	$ 439